THE DOW(SM) TARGET
VARIABLE FUND LLC













                                                  ANNUAL REPORT


                                                  DECEMBER 31, 1999














[LOGO-OHIO NATIONAL FINANCIAL SERVICES]

PRESIDENT'S
MESSAGE

                                         [John J. Palmer Photo]

Dear Investor:
  First, I want to thank you for being an investor in the Dow(SM) Target Variable Fund. All of us appreciate your support.

  We introduced the Dow(SM) Target Variable Fund in January, 1999 and have been pleased to welcome you into this strategy of investment. Ohio National's Dow(SM) Target 10 was introduced in January, and the Dow(SM) Target 5 was introduced in September.

The "Dogs" Strategy
  The strategy of the Dow(SM) Target 10 is to invest in the 10 highest dividend-yielding stocks of the Dow Jones Industrial Average (DJIA) and seek to outperform the DJIA over time. These 10 stocks are commonly called the "dogs" of The Dow(SM) because their share values are lower compared to the dividends these blue chip companies are paying. In other words, even their attractive dividend payments are not attracting enough stock purchases to elevate the stock price. Investing in the 10 "dogs" of The Dow(SM) amounts to a moderately contrarian strategy.
  While Ohio National's Dow(SM) Target 10 includes the 10 highest dividend-yielding stocks, the Dow(SM) Target 5 consists of the five least expensive of those stocks in the Target 10.
  Ohio National's Dow(SM) Target Variable Fund includes 12 Target 10 portfolios invested in the "dogs" of The Dow(SM), and 12 Target 5 portfolios. Each portfolio is named for a month. On or about the first business day of the month, the portfolio named for that month invests substantially all of its assets in either the 10 "dogs" or the five lowest priced of those 10 stocks as determined at the close of the second-to-last business day of the preceding month. Fund management then sets the proportionate relationships among the stocks in that portfolio for the next 12 months. For example, the stocks held in the January portfolio are maintained in the same relative proportions until the end of December. Those in the February portfolio are held until the end of the next January, etc.

The Year in General
  The past year was one of unfulfilled expectation for the Dow(SM) Target strategies. In general, a broader stock market rally held hopes of solid returns, especially during late March and April when value stocks such as Alcoa and Cummins Engine briefly pulled headlines from the technology sector. Unfortunately, value stocks did not continue to rally and had a disappointing third and fourth quarter.
  This was surprising in light of three interest rate hikes by the Fed. Generally speaking, a rising interest rate environment is good for value investing and poor for growth investing as the cost of capital increases. Additionally, the increasing volatility in the growth sectors of the market (technology, biotechnology, etc.) was a concern for some, but did not lead to a general abandonment of these areas and a flight to more conservative stocks.
  The year 2000 should prove to be interesting for the stock market. The Fed continues to point towards potential interest rate increases and the volatility of the market in January was significant. While 1999 has proven that these events do not guarantee a movement toward value investing, it is true that historically these have been signs of weakness for growth stocks. We believe that the Dow(SM) Target strategy has been tested over time and is still a viable part of an investment portfolio.
  Keep in mind that these portfolios are not diversified. Because the appreciation or depreciation of one or two stocks will have a significant impact on the net asset value of a nondiversified fund, the value of your investment in the Dow(SM) Target Variable Fund can be expected to fluctuate more than a diversified fund. That is why investments in the fund should only represent a small part of your total investments.

In Closing
  Information on your investments is contained in the following pages. Please contact your registered representative for additional information on the investment opportunities available with Dow(SM) Target Variable Fund. As your needs change over time, he or she stands ready to serve you.
  Thank you again for the confidence you have placed in Dow(SM) Target Variable Fund as you pursue your wealth-building endeavors. Be assured that we will make every effort to continue to merit that confidence.

Best regards,

/s/ JOHN J. PALMER

John J. Palmer

--------------------------------------------------------------------------------

Managers and Officers of Dow(SM) Target Variable Fund, LLC

John J. Palmer, President and Manager
Ronald L. Benedict, Secretary and Manager
George E. Castrucci, Manager
Ross Love, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Michael A. Boedeker, Vice President
Dennis R. Taney, Treasurer
William J. Hilbert, Jr., Compliance Director and
  Assistant Treasurer

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JANUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

January
Since inception (1/4/99)                     2.88%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JANUARY 10 (SINCE INCEPTION 1/4/99)                                        DJIA (12 MONTHS)
-----------------------------------                                        ----------------
2.88%                                                                            27.50%

 COMMENTS
Since its inception on 1/4/99, the Dow(SM) Target 10 January portfolio returned 2.88% versus 27.50% for the Dow Jones Industrial Average. J.P. Morgan & Co. Inc. was the best performing stock for the 12-month period while Phillip Morris lost the most ground. The January portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 5/28/99.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
   975   Caterpillar Inc. (4)................  $ 45,886    10.0
   527   Chevron Corp. (6)...................    45,651     9.9
   777   Delphi Automotive Systems (1) (a)...    12,238     2.7
   799   E.I. Du Pont de Nemours and Co.
          (2)................................    52,634    11.4
   613   Eastman Kodak Company (8)...........    40,611     8.8
   436   General Motors Corp. (1)............    31,692     6.9
 1,013   International Paper Company (7).....    57,171    12.4
   484   J.P. Morgan & Co. Inc. (5)..........    61,287    13.3
   603   Minnesota Mining and Manufacturing
          Co. (3)............................    59,019    12.8
   816   Phillip Morris Companies Inc.
          (10)...............................    18,921     4.1
   887   The Goodyear Tire & Rubber Company
          (9)................................    25,002     5.4
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $452,544)..........................  $450,112    97.9
                                               ========   =====

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$6,000   Firstar Bank 1.00% due 01/03/00
          repurchase price $6,000
          collateralized by GNMA certificates
          pool# 8375 due 02/20/24 (cost
          $6,000)............................  $  6,000     1.3
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $6,000)............................  $  6,000     1.3
                                               --------   -----
         TOTAL HOLDINGS (COST $458,544)......  $456,112    99.2
                                               --------   -----
                                               --------
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................     3,821     0.8
                                               --------   -----
         TOTAL NET ASSETS....................  $459,933   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

---------------

(a) .6987:1 Spin-off of General Motors on 4/12/99

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FEBRUARY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

February
Since inception (2/1/99)                     6.37%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

FEBRUARY 10 (SINCE INCEPTION 2/1/99)                                       DJIA (11 MONTHS)
------------------------------------                                       ----------------
6.37%                                                                            24.92%

 COMMENTS
Since its inception on 2/1/99, the Dow(SM) Target 10 February portfolio returned 6.37% versus 24.92% for the Dow Jones Industrial Average. International Paper Co. was the best performing stock for the 11-month period while Phillip Morris lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES    COMMON STOCK                         VALUE        %
---------------------------------------------------------------
  2,441   Caterpillar Inc. (3).............  $  114,880     9.9
  1,433   Chevron Corp. (6)................     124,134    10.7
  2,061   E.I. Du Pont de Nemours and Co.
           (1).............................     135,768    11.7
  1,708   Eastman Kodak Company (9)........     113,155     9.7
  1,529   Exxon Corporation (7)............     123,180    10.6
  2,704   International Paper Company
           (8).............................     152,607    13.1
  1,037   J.P. Morgan & Co. Inc. (4).......     131,310    11.3
  1,432   Minnesota Mining and
           Manufacturing Co. (2)...........     140,157    12.0
  2,231   Phillip Morris Companies Inc.
           (9).............................      51,731     4.5
  2,206   The Goodyear Tire & Rubber
           Company (9).....................      62,182     5.4
                                             ----------   -----
          TOTAL COMMON STOCK (COST
           $1,106,814).....................  $1,149,104    98.9
                                             ==========   =====

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE        %
---------------------------------------------------------------
$9,000   Firstar Bank 1.00% due 01/03/00
          repurchase price $9,000
          collateralized by GNMA
          certificates pool# 8375 due
          02/20/24 (cost $9,000)...........  $    9,000     0.8
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $9,000)..........................  $    9,000     0.8
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,115,814)......................  $1,158,104    99.7
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES......................       3,628     0.3
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,161,732   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Manufacturing
 3.  Machinery
 4.  Banks
 5.  Oil, Energy, and Natural Gas
 6.  Paper & Related
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MARCH PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

March
Since inception (3/1/99)                     1.96%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MARCH 10 (SINCE INCEPTION 3/1/99)                                          DJIA (10 MONTHS)
---------------------------------                                          ----------------
1.96%                                                                            24.89%

 COMMENTS
Since its inception on 3/1/99, the Dow(SM) Target 10 March portfolio returned 1.96% versus 24.89% for the Dow Jones Industrial Average. Minnesota Mining and Manufacturing Co. was the best performing stock for the 10-month period while Phillip Morris lost the most ground. The March portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 5/28/99.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES              COMMON STOCK               VALUE        %
------   ----------------------------------  ----------   -----
 2,135   Caterpillar Inc. (4)..............  $  100,478     9.9
 1,238   Chevron Corp. (6).................     107,242    10.5
 1,164   Delphi Automotive Systems (1)
          (a)..............................      18,333     1.8
 1,833   E.I. Du Pont de Nemours and Co.
          (2)..............................     120,749    11.9
 1,459   Eastman Kodak Company (8).........      96,659     9.5
 1,449   Exxon Corporation (6).............     116,735    11.5
 1,166   General Motors Corp. (1)..........      84,753     8.3
   867   J.P. Morgan & Co. Inc. (5)........     109,784    10.8
 1,295   Minnesota Mining and Manufacturing
          Co. (3)..........................     126,748    12.5
 2,431   Phillip Morris Companies Inc.
          (10).............................      56,369     5.5
 2,103   The Goodyear Tire & Rubber Company
          (9)..............................      59,278     5.8
                                             ----------   -----
         TOTAL COMMON STOCK (COST
          $1,048,567)......................  $  997,128    98.0
                                             ==========   =====

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$20,000   Firstar Bank 1.00% due 01/03/00
           repurchase price $20,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24 (cost $20,000).........  $   20,000     2.0
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $20,000)........................  $   20,000     2.0
                                             ----------   -----
          TOTAL HOLDINGS (COST
           $1,068,567).....................  $1,017,128   100.0
                                             ----------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.....................        (190)   (0.0)
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,016,938   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

---------------

(a) .6987:1 Spin-off of General Motors on 4/12/99

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- APRIL PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

April
Since inception (4/1/99)                     2.50%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

APRIL 10 (SINCE INCEPTION 4/1/99)                                           DJIA (9 MONTHS)
---------------------------------                                           ---------------
2.5%                                                                             18.29%

 COMMENTS
Since its inception on 4/1/99, the Dow(SM) Target 10 April portfolio returned 2.50% versus 18.29% for the Dow Jones Industrial Average. Minnesota Mining and Manufacturing Co. was the best performing stock for the 9-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES    COMMON STOCK                         VALUE        %
----------------------------------------------------------------
  2,987   Caterpillar Inc. (3).............  $  140,576     11.2
  1,575   Chevron Corp. (6)................     136,434     10.9
  2,417   E.I. Du Pont de Nemours and Co.
           (1).............................     159,220     12.7
  2,161   Eastman Kodak Company (7)........     143,166     11.4
  1,966   Exxon Corporation (5)............     158,386     12.6
  3,317   International Paper Company
           (6).............................     187,203     14.9
  1,118   J.P. Morgan & Co. Inc. (4).......     141,567     11.3
  1,996   Minnesota Mining and
           Manufacturing Co. (2)...........     195,359     15.4
  3,714   Phillip Morris Companies Inc.
           (9).............................      86,118      6.8
  2,857   The Goodyear Tire & Rubber
           Company (8).....................      80,532      6.4
                                             ----------   ------
          TOTAL COMMON STOCK (COST
           $1,591,680).....................  $1,428,561    113.6
                                             ==========   ======

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$36,000   Firstar Bank 1.00% due 01/03/00
           repurchase price $36,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24 (cost $36,000).........  $   36,000     2.9
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $36,000)........................  $   36,000     2.9
                                             ----------   -----
          TOTAL HOLDINGS (COST
           $1,627,680).....................  $1,464,561   116.5
                                             ----------   -----
          LIABILITIES, NET OF CASH &
           RECEIVABLES.....................    (207,898)  (16.5)
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,256,663   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Manufacturing
 3.  Machinery
 4.  Banks
 5.  Oil, Energy, and Natural Gas
 6.  Paper & Related
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- MAY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

May
Since inception (5/3/99)                   -16.14%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

MAY 10 (SINCE INCEPTION 5/3/99)                                             DJIA (8 MONTHS)
-------------------------------                                             ---------------
-15.14%                                                                          5.55%

 COMMENTS

Since its inception on 5/3/99, the Dow(SM) Target 10 May portfolio lost 16.14% versus a 5.55% gain for the Dow Jones Industrial Average. Minnesota Mining and Manufacturing Co. was the best performing stock for the 8-month period while The Goodyear Tire & Rubber Co. lost the most ground. The May portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 5/28/99.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
   827   Chevron Corp. (6)...................  $ 71,639    10.0
   952   Delphi Automotive Systems (1) (a)...    14,994     2.1
 1,177   E.I. Du Pont de Nemours and Co.
          (2)................................    77,535    10.8
 1,108   Eastman Kodak Company (7)...........    73,405    10.2
 1,011   Exxon Corporation (6)...............    81,449    11.4
   951   General Motors Corp. (1)............    69,126     9.6
   620   J.P. Morgan & Co. Inc. (5)..........    78,508    10.9
 1,000   Minnesota Mining and Manufacturing
          Co. (3)............................    97,875    13.6
 2,432   Phillip Morris Companies Inc. (9)...    56,392     7.9
 2,025   Sears, Roebuck & Company (4)........    61,636     8.6
 1,522   The Goodyear Tire & Rubber Company
          (8)................................    42,901     6.0
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $855,216)..........................  $725,460   101.1
                                               --------   -----
         TOTAL HOLDINGS (COST $855,216)......  $725,460   101.1
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (8,178)   (1.1)
                                               --------   -----
         TOTAL NET ASSETS....................  $717,282   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Tobacco

---------------

(a) .6987:1 Spin-off of General Motors on 4/12/99

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JUNE PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

June
Since inception (6/1/99)                    -9.57%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JUNE 10 (6/1/99)                                                            DJIA (7 MONTH)
----------------                                                            --------------
-9.57%                                                                           9.47%

 COMMENTS
Since its inception on 6/1/99, the Dow(SM) Target 10 June portfolio lost 9.57% versus a gain of 9.47% for the Dow Jones Industrial Average. Minnesota Mining and Manufacturing Co. was the best performing stock for the 7-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
 SHARES    COMMON STOCK                         VALUE        %
----------------------------------------------------------------
   2,381   Caterpillar Inc. (4).............  $  112,056     9.7
   1,420   Chevron Corp. (6)................     123,008    10.6
   2,011   E.I. Du Pont de Nemours and Co.
            (2).............................     132,475    11.4
   1,924   Eastman Kodak Company (7)........     127,465    11.0
   1,668   Exxon Corporation (6)............     134,378    11.6
   1,854   General Motors Corp. (1).........     134,763    11.7
     971   J.P. Morgan & Co. Inc. (5).......     122,953    10.6
   1,544   Minnesota Mining and
            Manufacturing Co. (3)...........     151,119    13.1
   3,414   Phillip Morris Companies Inc.
            (9).............................      79,162     6.8
   2,296   The Goodyear Tire & Rubber
            Company (8).....................      64,718     5.6
                                              ----------   -----
           TOTAL COMMON STOCK (COST
            $1,339,941).....................  $1,182,097   102.1
                                              ==========   =====

  FACE                                          MARKET
 AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
----------------------------------------------------------------
$280,000   Firstar Bank 1.00% due 01/03/00
            repurchase price $5,000
            collateralized by GNMA
            certificates pool# 8375 due
            02/20/24 (cost $5,000)..........  $    5,000     0.4
                                              ----------   -----
           TOTAL REPURCHASE AGREEMENTS (COST
            $5,000).........................  $    5,000     0.4
                                              ----------   -----
           TOTAL HOLDINGS (COST
            $1,344,941).....................  $1,187,097   102.5
                                              ----------   -----
           LIABILITIES, NET OF CASH &
            RECEIVABLES.....................     (29,169)   (2.5)
                                              ----------   -----
           TOTAL NET ASSETS.................  $1,157,928   100.0
                                              ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- JULY PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

July
Since inception (1/4/99)                   -10.90%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

JULY 10 (7/1/99)                                                            DJIA (6 MONTH)
----------------                                                            --------------
-10.9%                                                                            4.69%

 COMMENTS

Since its inception on 7/1/99, the Dow(SM) Target 10 July portfolio lost 10.90% versus a gain of 4.69% for the Dow Jones Industrial Average. General Motors Corp. was the best performing stock for the 6-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES   COMMON STOCK                          VALUE        %
---------------------------------------------------------------
 1,833   Caterpillar Inc. (4)..............  $   86,266     8.7
 1,197   Chevron Corp (6)..................     103,690    10.5
 1,654   E.I. Du Pont de Nemours and Co.
          (2)..............................     108,957    11.0
 1,621   Eastman Kodak Company (7).........     107,391    10.8
 1,463   Exxon Mobil Corp (6)..............     117,863    11.9
 1,756   General Motors Corp. (1)..........     127,639    12.9
 1,955   Goodyear Tire & Rubber (8)........      55,107     5.6
   829   J.P. Morgan & Co. Inc. (5)........     104,972    10.6
 1,293   Minnesota Mining and Manufacturing
          Co. (3)..........................     126,553    12.8
 2,800   Phillip Morris Companies
          Inc.(9)..........................      64,925     6.6
                                             ----------   -----
         TOTAL COMMON STOCK (COST
          $1,130,749)......................  $1,003,363   101.4
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,130,749)......................  $1,003,363   101.4
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................     (13,388)   (1.4)
                                             ----------   -----
         TOTAL NET ASSETS..................  $  989,975   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- AUGUST PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

August
Since inception (1/4/99)                   -10.37%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

AUGUST 10 (8/2/99)                                                          DJIA (5 MONTH)
------------------                                                          --------------
-10.37%                                                                         6.77%

 COMMENTS

Since its inception on 8/2/99, the Dow(SM) Target 10 August portfolio lost 10.37% versus a gain of 8.77% for the Dow Jones Industrial Average. General Motors Corp. was the best performing stock for the 5-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
 1,568   Caterpillar Inc. (3)................  $ 73,794     9.2
 1,010   Chevron Corp (5)....................    87,492    10.9
 1,328   Eastman Kodak Company (6)...........    87,980    10.9
 1,185   Exxon Mobil Corp (5)................    95,467    11.9
 1,444   General Motors Corp. (1)............   104,961    13.0
 1,733   Goodyear Tire & Rubber (7)..........    48,849     6.1
   706   J.P. Morgan & Co. Inc. (4)..........    89,397    11.1
 1,015   Minnesota Mining and Manufacturing
          Co. (2)                                99,343    12.3
 2,487   Phillip Morris Companies Inc. (9)...    57,667     7.1
 2,243   Sears, Roebuck & Co (8).............    68,271     8.5
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $937,776)..........................  $813,221   101.0
                                               --------   -----
         TOTAL HOLDINGS (COST $937,776)......  $813,221   101.0
                                               --------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES........................    (7,999)   (1.0)
                                               --------   -----
         TOTAL NET ASSETS....................  $805,222   100.0
                                               ========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Manufacturing
 3.  Machinery
 4.  Banks
 5.  Oil, Energy, and Natural Gas
 6.  Photo Equipment
 7.  Rubber and Tires
 8.  Retail
 9.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

September
Since inception (1/4/99)                   -11.65%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

SEPTEMBER 10 (9/1/99)                                                       DJIA (4 MONTH)
---------------------                                                       --------------
-11.65%                                                                           5.66%

 COMMENTS

Since its inception on 9/1/99, the Dow(SM) Target 10 September portfolio lost 11.65% versus a gain of 5.66% for the Dow Jones Industrial Average. General Motors Corp. was the best performing stock for the 4-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES   COMMON STOCK                          VALUE        %
---------------------------------------------------------------
 2,863   Caterpillar Inc. (4)..............  $  134,740     9.2
 1,865   Chevron Corp (6)..................     161,556    11.0
 2,575   E.I. Du Pont de Nemours and Co.
          (2)..............................     169,628    11.6
 2,263   Eastman Kodak Company (7).........     149,924    10.2
 2,622   General Motors Corp. (1)..........     190,587    13.0
 3,178   Goodyear Tire & Rubber (8)........      89,580     6.1
 1,302   J.P. Morgan & Co. Inc. (5)........     164,866    11.2
 1,787   Minnesota Mining and Manufacturing
          Co. (3)..........................     174,903    11.9
 4,510   Phillip Morris Companies Inc. (10)     104,574     7.1
 4,311   Sears, Roebuck & Co (9)...........     131,216     8.9
                                             ----------   -----
         TOTAL COMMON STOCK (COST
          $1,604,271)......................  $1,471,574   100.2
                                             ----------   -----
         TOTAL HOLDINGS (COST
          $1,604,271)......................  $1,471,574.. 100.2
                                             ----------   -----
         LIABILITIES, NET OF CASH &
          RECEIVABLES......................      (3,932)   (0.2)
                                             ----------   -----
         TOTAL NET ASSETS..................  $1,467,642   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Retail
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

October
Since inception (1/4/99)                    -7.33%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

OCTOBER 10 (10/1/99)                                                        DJIA (3 MONTH)
--------------------                                                        --------------
-7.33%                                                                           12.31%

 COMMENTS

Since its inception on 10/1/99, the Dow(SM) Target 10 October portfolio lost 7.33% versus a gain of 12.31% for the Dow Jones Industrial Average. General Motors Corp. was the best performing stock for the 3-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES   COMMON STOCK                          VALUE        %
---------------------------------------------------------------
 2,634   Caterpillar Inc. (4)..............  $  123,962     8.9
 1,632   Chevron Corp (6)..................     141,372    10.1
 2,373   E.I. Du Pont de Nemours and Co.
          (2)..............................     156,321    11.2
 1,949   Eastman Kodak Company (7).........     129,121     9.3
 2,299   General Motors Corp. (1)..........     167,109    12.0
 3,086   Goodyear Tire & Rubber (8)........      86,987     6.2
 1,270   J.P. Morgan & Co. Inc. (5)........     160,814    11.5
 1,530   Minnesota Mining and Manufacturing
          Co. (3)..........................     149,749    10.7
 4,178   Phillip Morris Companies Inc.
          (10).............................      96,877     6.9
 4,807   Sears, Roebuck & Co (9)...........     146,313    10.5
                                             ----------   -----
         TOTAL COMMON STOCK (COST
          $1,438,514)......................  $1,358,625    97.3
                                             ==========   =====

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$34,000   Firstar Bank 1.00% due 01/03/00
           repurchase price $34,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24 (cost $34,000).........  $   34,000     2.4
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $34,000)........................  $   34,000     2.4
                                             ----------   -----
          TOTAL HOLDINGS (COST
           $1,472,514).....................  $1,392,625    99.7
                                             ----------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.....................       3,529     0.3
                                             ----------   -----
          TOTAL NET ASSETS.................  $1,396,154   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Photo Equipment
 8.  Rubber and Tires
 9.  Retail
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

November
Since inception (1/4/99)                     1.13%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

NOVEMBER 10 (11/1/99)                                                       DJIA (2 MONTH)
---------------------                                                       --------------
1.13%                                                                           8.30%

 COMMENTS

Since its inception on 11/1/99, the Dow(SM) Target 10 November portfolio gained 1.13% versus a gain of 8.30% for the Dow Jones Industrial Average. International Paper Co. was the best performing stock for the 2-month period while Caterpillar Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
 SHARES    COMMON STOCK                         VALUE        %
----------------------------------------------------------------
   2,799   AT&T Corp. (9)...................  $  142,049    10.6
   2,359   Caterpillar Inc. (4).............     111,020     8.3
   2,019   E.I. Du Pont de Nemours and Co.
            (2).............................     133,002    10.0
   1,873   Eastman Kodak Company (8)........     124,086     9.3
   1,766   Exxon Corporation (6)............     142,273    10.7
   1,903   General Motors Corp. (1).........     138,324    10.3
   2,667   International Paper Co. (7)......     150,519    11.3
     974   J.P. Morgan & Co. Inc. (5).......     123,333     9.2
   1,333   Minnesota Mining and
            Manufacturing Co. (3)...........     130,467     9.8
   4,931   Phillip Morris Companies Inc.
            (10)                                 114,338     8.6
                                              ----------   -----
           TOTAL COMMON STOCK (COST
            $1,314,123).....................  $1,309,411    98.1
                                              ==========   =====

  FACE                                          MARKET
 AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
----------------------------------------------------------------
$192,000   Firstar Bank 1.00% due 01/03/00
            repurchase price $72,000
            collateralized by GNMA
            certificates pool# 8375 due
            02/20/24 (cost $72,000).........  $   72,000     5.4
                                              ----------   -----
           TOTAL REPURCHASE AGREEMENTS (COST
            $72,000)........................  $   72,000     5.4
                                              ----------   -----
           TOTAL HOLDINGS (COST
            $1,386,123).....................  $1,381,411   103.5
                                              ----------   -----
           LIABILITIES, NET OF CASH &
            RECEIVABLES ....................     (46,649)   (3.5)
                                              ----------   -----
           TOTAL NET ASSETS.................  $1,334,762   100.0
                                              ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Communications
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

December
Since inception (1/4/99)                     0.17%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

DECEMBER 10 (12/1/99)                                                       DJIA (1 MONTH)
---------------------                                                       --------------
0.17%                                                                             4.64%

 COMMENTS

Since its inception on 12/1/99, the Dow(SM) Target 10 December portfolio returned 0.17% versus 4.64% for the Dow Jones Industrial Average. International Paper Co. was the best performing stock for the month of December while Caterpillar Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
 SHARES    COMMON STOCK                         VALUE        %
----------------------------------------------------------------
   2,567   Caterpillar Inc. (4).............  $  120,809     8.2
   2,199   E.I. Du Pont de Nemours and Co.
            (2).............................     144,859     9.8
   2,039   Eastman Kodak Company (8)........     135,084     9.2
   1,925   Exxon Corporation (6)............     155,083    10.5
   2,071   General Motors Corp. (1).........     150,536    10.2
   2,902   International Paper Co. (7)......     163,782    11.1
   1,059   J.P. Morgan & Co. Inc. (5).......     134,096     9.1
   1,450   Minnesota Mining and
            Manufacturing Co. (3)                141,919     9.6
   5,369   Phillip Morris Companies Inc.
            (10)............................     124,494     8.5
   3,246   SBC Communications, Inc. (9).....     158,242    10.7
                                              ----------   -----
           TOTAL COMMON STOCK (COST
            $1,419,279).....................  $1,428,904    96.9
                                              ==========   =====

  FACE                                          MARKET
 AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
----------------------------------------------------------------
$192,000   Firstar Bank 1.00% due 01/03/00
            repurchase price $192,000
            collateralized by GNMA
            certificates pool# 8375 due
            02/20/24 (cost $192,000)........  $  192,000    13.0
                                              ----------   -----
           TOTAL REPURCHASE AGREEMENTS (COST
            $192,000).......................  $  192,000    13.0
                                              ----------   -----
           TOTAL HOLDINGS (COST
            $1,611,279).....................  $1,620,904   109.9
                                              ----------   -----
           LIABILITIES, NET OF CASH &
            RECEIVABLES.....................    (146,923)   (9.9)
                                              ----------   -----
           TOTAL NET ASSETS.................  $1,473,981   100.0
                                              ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Communications
10.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SEPTEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seeks long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

September
Since inception (9/1/99)                   -24.78%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

SEPTEMBER 5 (9/1/99)                                                        DJIA (4 MONTH)
--------------------                                                        --------------
-24.78%                                                                          5.66%

 COMMENTS

Since its inception on 9/1/99, the Dow(SM) Target 5 September portfolio lost 24.78% versus a gain of 5.66% for the Dow Jones Industrial Average. General Motors Corp. was the best performing stock for the 4-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                               MARKET
SHARES   COMMON STOCK                          VALUE       %
---------------------------------------------------------------
   661   Caterpillar Inc. (3)...............  $ 31,109    19.84
   605   General Motors Corp. (1)...........    43,976    28.05
   734   Goodyear Tire & Rubber (4).........    20,690    13.20
 1,041   Phillip Morris Companies Inc.
          (5)...............................    24,138    15.40
   994   Sears, Roebuck & Co. (2)...........    30,255    19.30
                                              --------   ------
         TOTAL COMMON STOCK (COST $190,689)   $150,168    95.8
                                              ========   ======

 FACE                                          MARKET
AMOUNT   REPURCHASE AGREEMENTS                 VALUE        %
---------------------------------------------------------------
$6,000   Firstar Bank 1.00% due 01/03/00
          repurchase price $6,000
          collateralized by GNMA
          certificates pool# 8375 due
          02/20/24 (cost $6,000)...........  $    6,000     3.8
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $192,000)........................  $    6,000     3.8
                                             ----------   -----
         TOTAL HOLDINGS (COST $196,689)....  $  156,168    99.6
                                             ----------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES......................         621     0.4
                                             ----------   -----
         TOTAL NET ASSETS..................  $  156,789   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Automobiles
 2.  Retail
 3.  Machinery
 4.  Rubber and Tires
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- OCTOBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seeks long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

October
Since inception (10/1/99)                  -14.70%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

OCTOBER 5 (10/1/99)                                                         DJIA (3 MONTH)
-------------------                                                         --------------
-14.7%                                                                          12.31%

 COMMENTS

Since its inception on 10/1/99, the Dow(SM) Target 5 October portfolio lost 14.70% versus a gain of 12.31% for the Dow Jones Industrial Average. E. I. Du Pont de Nemours and Co. was the best performing stock for the 3-month period while The Goodyear Tire & Rubber Co. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
 1,162   Caterpillar Inc. (3)................  $ 54,687    20.2
 1,047   E.I. Du Pont de Nemours and Co.
          (1)................................    68,971    25.4
 1,361   Goodyear Tire & Rubber (4)..........    38,363    14.1
 1,843   Phillip Morris Companies Inc. (5)...    42,735    15.7
 2,120   Sears, Roebuck & Co. (2)............    64,528    23.8
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $314,798)..........................  $269,284    99.2
                                               ========   =====

 FACE                                           MARKET
AMOUNT   REPURCHASE AGREEMENTS                  VALUE       %
---------------------------------------------------------------
$1,000   Firstar Bank 3.30% due 01/03/00
          repurchase price $1,000
          collateralized by GNMA certificates
          pool# 8375 due 02/20/24 (cost
          $1,000)............................  $  1,000     0.4
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS (COST
          $1,000)............................  $  1,000     0.4
                                               --------   -----
         TOTAL HOLDINGS (COST $315,798)......  $270,284    99.6
                                               --------   -----
         CASH & RECEIVABLES, NET OF
          LIABILITIES........................     1,033     0.4
                                               --------   -----
         TOTAL NET ASSETS....................  $271,317   100.0
                                               ========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Retail
 3.  Machinery
 4.  Rubber and Tires
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- NOVEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seeks long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

November
Since inception (11/1/99)                   -0.20%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

NOVEMBER 5 (11/1/99)                                                        DJIA (2 MONTH)
--------------------                                                        --------------
-0.2%                                                                              8.3%

 COMMENTS
Since its inception on 11/1/99, the Dow(SM) Target 5 November portfolio lost 0.20% versus a gain of 8.30% for the Dow Jones Industrial Average. International Paper Co. was the best performing stock for the 2-month period while Caterpillar Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
   849   AT&T Corp. (2)......................  $ 43,087    20.3
   716   Caterpillar Inc. (3)................    33,697    15.9
   613   E.I. Du Pont de Nemours and Co.
          (1)................................    40,381    19.0
   809   International Paper Company (4).....    45,658    21.5
 1,496   Phillip Morris Companies Inc. (5)...    34,689    16.4
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $199,742)..........................  $197,512    93.1
                                               ========   =====

 FACE                                           MARKET
AMOUNT    REPURCHASE AGREEMENTS                 VALUE       %
---------------------------------------------------------------
$13,000   Firstar Bank 1.00% due 01/03/00
           repurchase price $13,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24 (cost $13,000)...........  $ 13,000     6.1
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $13,000)..........................  $ 13,000     6.1
                                               --------   -----
          TOTAL HOLDINGS (COST $212,742).....  $210,512    99.2
                                               --------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.......................     1,792     0.8
                                               --------   -----
          TOTAL NET ASSETS...................  $212,304   100.0
                                               ========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Communications
 3.  Machinery
 4.  Paper & Related
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- DECEMBER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seeks long-term capital growth and dividend income by investing in common stocks in the Dow Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second last business day of the month.

 PERFORMANCE AS OF DECEMBER 31, 1999

TOTAL RETURN:

December
Since inception (12/1/99)                    0.17%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
BAR CHART

DECEMBER 5 (12/1/99)                                                        DJIA (1 MONTH)
--------------------                                                        --------------
0.17%                                                                            4.64%

 COMMENTS

Since its inception on 12/1/99, the Dow(SM) Target 5 December portfolio gained 0.17% versus a gain of 4.64% for the Dow Jones Industrial Average. International Paper Co. was the best performing stock for the month of December while Caterpillar Inc. lost the most ground.

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 1999

                                                MARKET
SHARES   COMMON STOCK                           VALUE       %
---------------------------------------------------------------
   711   Caterpillar Inc. (3)................  $ 33,461    16.2
   608   E.I. Du Pont de Nemours and Co.
          (1)................................    40,052    19.3
   804   International Paper Company (4).....    45,376    21.9
 1,487   Phillip Morris Companies Inc. (5)...    34,480    16.6
   869   SBC Communications (2)..............    42,364    20.4
                                               --------   -----
         TOTAL COMMON STOCK (COST
          $195,555)..........................  $195,733    94.4
                                               ========   =====

 FACE                                          MARKET
AMOUNT    REPURCHASE AGREEMENTS                VALUE        %
---------------------------------------------------------------
$11,000   Firstar Bank 1.00% due 01/03/00
           repurchase price $11,000
           collateralized by GNMA
           certificates pool# 8375 due
           02/20/24 (cost $11,000).........  $   11,000     5.3
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS (COST
           $11,000)........................  $   11,000     5.3
                                             ----------   -----
          TOTAL HOLDINGS (COST $206,555)...  $  206,733    99.7
                                             ----------   -----
          CASH & RECEIVABLES, NET OF
           LIABILITIES.....................         618     0.3
                                             ----------   -----
          TOTAL NET ASSETS.................  $  207,351   100.0
                                             ==========   =====

 INDUSTRIES

 1.  Chemicals
 2.  Communications
 3.  Machinery
 4.  Paper & Related
 5.  Tobacco

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999

                                                                               PORTFOLIOS
                                        -----------------------------------------------------------------------------------------
                                        JANUARY(10)(a)   FEBRUARY(10)(b)   MARCH(10)(c)   APRIL(10)(d)   MAY(10)(e)   JUNE(10)(f)
                                        --------------   ---------------   ------------   ------------   ----------   -----------
Assets:
  Investment in securities, at cost...     $458,544        $1,115,814       $1,068,567     $1,627,680    $  855,216   $1,344,941
                                           ========        ==========       ==========     ==========    ==========   ==========
  Investments in securities at market
    value (note 1)....................     $456,112        $1,158,104       $1,017,128     $1,464,561    $  725,460   $1,187,097
  Cash in bank........................          319               728              498             13             0          740
  Receivable for fund interests
    sold..............................            0                 0                0              0             0            0
  Dividends & accrued interest
    receivable........................        1,201             2,882            2,877          3,985         2,741        3,370
  Other...............................        5,396             2,233                0            122           118           92
                                           --------        ----------       ----------     ----------    ----------   ----------
    Total assets......................      463,028         1,163,947        1,020,503      1,468,681       728,319    1,191,299
                                           --------        ----------       ----------     ----------    ----------   ----------
Liabilities:
  Cash overdraft......................            0                 0                0              0         7,759            0
  Payable for securities purchased....            0                 0                0              0             0       30,058
  Payable for fund interests
    redeemed..........................           10               143               54        208,290            91           57
  Payable for investment management
    services (note 3).................          222               588              527            882           510          696
  Other accrued expenses..............        2,863             1,484            2,984          2,846         2,677        2,560
                                           --------        ----------       ----------     ----------    ----------   ----------
    Total liabilities.................        3,095             2,215            3,565        212,018        11,037       33,371
                                           --------        ----------       ----------     ----------    ----------   ----------
Net assets at market value............     $459,933        $1,161,732       $1,016,938     $1,256,663    $  717,282   $1,157,928
                                           ========        ==========       ==========     ==========    ==========   ==========
Net assets consist of:
  Par value, $1 per membership
    interest..........................     $ 45,846        $  113,304       $  104,377     $  125,338    $   86,318   $  129,269
  Paid-in capital in excess of par
    value.............................      416,489         1,006,097          964,001      1,294,449       800,707    1,199,907
  Accumulated net realized loss on
    investments (note 1)..............            0                 0                0              0       (39,982)     (13,399)
  Net unrealized appreciation
    (depreciation) on investments
    (note 1)..........................       (2,432)           42,291          (51,438)      (163,120)     (129,756)    (157,845)
  Undistributed (overdistributed) net
    investment income.................           30                40               (2)            (4)           (5)          (4)
                                           --------        ----------       ----------     ----------    ----------   ----------
Net assets at market value............     $459,933        $1,161,732       $1,016,938     $1,256,663    $  717,282   $1,157,928
                                           ========        ==========       ==========     ==========    ==========   ==========
Membership interest outstanding (note
  4)..................................       45,846           113,304          104,377        125,338        86,318      129,269
Net asset value per membership
  interest............................     $  10.03        $    10.25       $     9.74     $    10.03    $     8.31   $     8.96
                                           ========        ==========       ==========     ==========    ==========   ==========

---------------

(a) The inception date for this portfolio was January 4, 1999.

(b) The inception date for this portfolio was February 1, 1999.

(c) The inception date for this portfolio was March 1, 1999.

(d) The inception date for this portfolio was April 1, 1999.

(e) The inception date for this portfolio was May 3, 1999.

(f)  The inception date for this portfolio was June 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999

                                                                          PORTFOLIOS
                              ---------------------------------------------------------------------------------------------------
                              JULY(10)(g)   AUGUST(10)(h)   SEPTEMBER(10)(i)   OCTOBER(10)(j)   NOVEMBER(10)(k)   DECEMBER(10)(i)
                              -----------   -------------   ----------------   --------------   ---------------   ---------------
Assets:
  Investment in securities,
    at cost.................  $1,130,749     $  937,776        $1,604,271        $1,472,514       $1,386,123        $1,611,279
                              ==========     ==========        ==========        ==========       ==========        ==========
  Investments in securities
    at market value (note
    1)......................  $1,003,363     $  813,221        $1,471,574        $1,392,625       $1,381,411        $1,620,904
  Cash in bank..............           0              0                 0               468              433               654
  Receivable for fund
    interests sold..........         363              0                 0                 0              118             2,358
  Dividends & accrued
    interest receivable.....       2,894          3,156             5,167             5,396            4,524             1,129
  Other.....................         152          1,517               664               436              596               491
                              ----------     ----------        ----------        ----------       ----------        ----------
    Total assets............   1,006,772        817,894         1,477,405         1,398,925        1,387,082         1,625,536
                              ----------     ----------        ----------        ----------       ----------        ----------
Liabilities:
  Cash overdraft............      13,703          8,696             6,337                 0                0                 0
  Payable for securities
    purchased...............           0              0                 0                 0           50,027           150,446
  Payable for fund interests
    redeemed................           0             96               324               138                0                 0
  Payable for investment
    management services
    (note 3)................         679          1,585             1,210             1,114            1,014               370
  Other accrued expenses....       2,415          2,295             1,892             1,519            1,279               739
                              ----------     ----------        ----------        ----------       ----------        ----------
    Total liabilities.......      16,797         12,672             9,763             2,771           52,320           151,555
                              ----------     ----------        ----------        ----------       ----------        ----------
Net assets at market
  value.....................  $  989,975     $  805,222        $1,467,642        $1,396,154       $1,334,762        $1,473,981
                              ==========     ==========        ==========        ==========       ==========        ==========
Net assets consist of:
  Par value, $1 per
    membership interest.....  $  112,230     $   90,721        $  167,182        $  151,684       $  132,418        $  147,257
  Paid-in capital in excess
    of par value............   1,026,092        855,145         1,453,609         1,332,183        1,206,451         1,317,085
  Accumulated net realized
    loss on investments
    (note 1)................     (20,953)       (16,082)          (20,491)           (7,828)               0                 0
  Net unrealized
    appreciation
    (depreciation) on
    investments (note 1)....    (127,386)      (124,555)         (132,698)          (79,889)          (4,711)            9,625
  Undistributed
    (overdistributed) net
    investment income.......          (8)            (7)               40                 4              604                14
                              ----------     ----------        ----------        ----------       ----------        ----------
Net assets at market
  value.....................  $  989,975     $  805,222        $1,467,642        $1,396,154       $1,334,762        $1,473,981
                              ==========     ==========        ==========        ==========       ==========        ==========
Membership interest
  outstanding (note 4)......     112,230         90,721           167,182           151,684          132,418           147,257
Net asset value per
  membership interest.......  $     8.82     $     8.88        $     8.78        $     9.20       $    10.08        $    10.01
                              ==========     ==========        ==========        ==========       ==========        ==========

---------------

(g) The inception date for this portfolio was July 1, 1999.

(h) The inception date for this portfolio was August 2, 1999.

(i)  The inception date for this portfolio was September 1, 1999.

(j)  The inception date for this portfolio was October 1, 1999.

(k)  The inception date for this portfolio was November 3, 1999.

(l)  The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999

                                                                                         PORTFOLIOS
                                                              -----------------------------------------------------------------
                                                              SEPTEMBER(5)(m)   OCTOBER(5)(n)   NOVEMBER(5)(o)   DECEMBER(5)(p)
                                                              ---------------   -------------   --------------   --------------
Assets:
  Investment in securities, at cost.........................     $196,689         $315,798         $212,742         $206,555
                                                                 ========         ========         ========         ========
  Investments in securities at market value (note 1)........     $156,168         $270,284         $210,512         $206,733
  Cash in bank..............................................          125              272              411              385
  Receivable for fund interests sold........................            0                0              785                0
  Dividends & accrued interest receivable...................          728            1,372              905              363
  Other.....................................................        1,873            1,171              638              300
                                                                 --------         --------         --------         --------
    Total assets............................................      158,894          273,099          213,251          207,781
                                                                 --------         --------         --------         --------
Liabilities:
  Payable for fund interests redeemed.......................            6               14                0               11
  Payable for investment management services (note 3).......          290              388              185               71
  Other accrued expenses....................................        1,809            1,380              762              348
                                                                 --------         --------         --------         --------
    Total liabilities.......................................        2,105            1,782              947              430
                                                                 --------         --------         --------         --------
Net assets at market value..................................     $156,789         $271,317         $212,304         $207,351
                                                                 ========         ========         ========         ========
Net assets consist of:
  Par value, $1 per membership interest.....................     $ 21,022         $ 32,037         $ 21,367         $ 20,741
  Paid-in capital in excess of par value....................      176,695          284,790          192,979          186,442
  Accumulated net realized loss on investments (note 1).....         (445)               0                0                0
  Net unrealized appreciation (depreciation) on investments
    (note 1)................................................      (40,522)         (45,514)          (2,230)             177
  Undistributed (overdistributed) net investment income.....           39                4              188               (9)
                                                                 --------         --------         --------         --------
Net assets at market value..................................     $156,789         $271,317         $212,304         $207,351
                                                                 ========         ========         ========         ========
Membership interest outstanding (note 4)....................       21,022           32,037           21,367           20,741
Net asset value per membership interest.....................     $   7.46         $   8.47         $   9.94         $  10.00
                                                                 ========         ========         ========         ========

---------------

(m) The inception date for this portfolio was September 4, 1999.

(m)  The inception date for this portfolio was October 1, 1999.

(o)  The inception date for this portfolio was November 1, 1999.

(p)  The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                            PORTFOLIOS
                                  -----------------------------------------------------------------------------------------------
                                  JANUARY (10)(a)   FEBRUARY (10)(b)   MARCH (10)(c)   APRIL (10)(d)   MAY (10)(e)   JUNE (10)(f)
                                  ---------------   ----------------   -------------   -------------   -----------   ------------
Investment income:
  Interest......................      $   493           $ 1,191          $  1,070        $   1,352      $     932     $     958
  Dividends.....................       14,441            33,872            28,524           35,240         17,535        20,885
                                      -------           -------          --------        ---------      ---------     ---------
    Total investment income.....       14,934            35,063            29,594           36,592         18,467        21,843
                                      -------           -------          --------        ---------      ---------     ---------
Expenses:
  Management fees (note 3)......        3,173             7,711             6,569            7,658          3,639         4,625
  Custodian fees (note 3).......        3,142             2,725             2,326            1,925          1,729         1,493
  Directors' fees (note 3)......          557             1,575             1,474            1,356            547           530
  Professional fees.............        1,057               849               779              706            633           520
  Accounting fees...............          609             1,091               947            1,041            891           682
  Printing, proxy, and postage
    fees........................        2,007             2,025             2,964            3,017          1,698         1,536
  Other.........................          185               171               154              139            122           106
                                      -------           -------          --------        ---------      ---------     ---------
    Total expenses..............       10,730            16,147            15,213           15,842          9,259         9,492
                                      -------           -------          --------        ---------      ---------     ---------
    Less expenses voluntarily
      reduced or reimbursed.....       (5,407)           (2,242)                0             (130)          (127)          (98)
                                      -------           -------          --------        ---------      ---------     ---------
    Net expenses................        5,323            13,905            15,213           15,712          9,132         9,394
                                      -------           -------          --------        ---------      ---------     ---------
    Net investment income.......      $ 9,611           $21,158          $ 14,381        $  20,880      $   9,335     $  12,449
                                      -------           -------          --------        ---------      ---------     ---------
Realized & unrealized gain
  (loss) on investments:
  Net realized gain (loss) from
    investments.................      $ 3,212           $28,842          $ 36,163        $  17,873      $ (39,982)    $ (13,399)
  Net increase in unrealized
    appreciation (depreciation)
    on investments..............       (2,432)           42,291           (51,438)        (163,120)      (129,757)     (157,845)
                                      -------           -------          --------        ---------      ---------     ---------
  Net gain (loss) on
    investments.................          780            71,133           (15,275)        (145,247)      (169,739)     (171,244)
                                      -------           -------          --------        ---------      ---------     ---------
  Net increase (decrease) in net
    assets from operations......      $10,391           $92,291          $   (894)       $(124,367)     $(160,404)    $(158,795)
                                      =======           =======          ========        =========      =========     =========

---------------

(a) The inception date for this portfolio was January 4, 1999.

(b) The inception date for this portfolio was February 1, 1999.

(c) The inception date for this portfolio was March 1, 1999.

(d) The inception date for this portfolio was April 1, 1999.

(e) The inception date for this portfolio was May 3, 1999.

(f) The inception date for this portfolio was June 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                               PORTFOLIOS
                                         --------------------------------------------------------------------------------------
                                         JULY (10)(g)   AUGUST (10)(h)   SEPTEMBER (10)(i)   OCTOBER (10)(j)   NOVEMBER (10)(k)
                                         ------------   --------------   -----------------   ---------------   ----------------
Investment income:
  Interest.............................   $     893       $     786          $     894          $    730           $   904
  Dividends............................      17,179          11,932             12,825            11,621             5,606
                                          ---------       ---------          ---------          --------           -------
    Total investment income............      18,072          12,718             13,719            12,351             6,510
                                          ---------       ---------          ---------          --------           -------
Expenses:
  Management fees (note 3).............       3,407           2,278              2,717             1,888             1,024
  Custodian fees (note 3)..............       1,271           1,068                856               480               475
  Directors' fees (note 3).............         141             118                180               134                72
  Professional fees....................         451             377                306               235               122
  Accounting fees......................         562             375                403               278               186
  Printing, proxy, and postage fees....       1,049           1,033                678               530               403
  Other................................          88              70                 57                42                22
                                          ---------       ---------          ---------          --------           -------
    Total expenses.....................       6,969           5,319              5,197             3,587             2,304
                                          ---------       ---------          ---------          --------           -------
    Less expenses voluntarily reduced
      or reimbursed....................        (159)         (1,522)              (668)             (440)             (598)
                                          ---------       ---------          ---------          --------           -------
    Net expenses.......................       6,810           3,797              4,529             3,147             1,706
                                          ---------       ---------          ---------          --------           -------
    Net investment income..............   $  11,262       $   8,921          $   9,190          $  9,204           $ 4,804
                                          ---------       ---------          ---------          --------           -------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain (loss) from
    investments........................   $ (20,953)      $ (16,082)         $ (20,491)         $ (7,828)          $     0
  Net increase in unrealized
    appreciation (depreciation) on
    investments........................    (127,386)       (124,555)          (132,698)          (79,889)           (4,711)
                                          ---------       ---------          ---------          --------           -------
  Net gain (loss) on investments.......    (148,339)       (140,637)          (153,189)          (87,717)           (4,711)
                                          ---------       ---------          ---------          --------           -------
  Net increase (decrease) in net assets
    from operations....................   $(137,077)      $(131,716)         $(143,999)         $(78,513)          $    93
                                          =========       =========          =========          ========           =======

                                            PORTFOLIOS
                                         ----------------
                                         DECEMBER (10)(l)
                                         ----------------
Investment income:
  Interest.............................      $   487
  Dividends............................        1,123
                                             -------
    Total investment income............        1,610
                                             -------
Expenses:
  Management fees (note 3).............          370
  Custodian fees (note 3)..............          228
  Directors' fees (note 3).............           51
  Professional fees....................           51
  Accounting fees......................           84
  Printing, proxy, and postage fees....          317
  Other................................            8
                                             -------
    Total expenses.....................        1,109
                                             -------
    Less expenses voluntarily reduced
      or reimbursed....................         (493)
                                             -------
    Net expenses.......................          616
                                             -------
    Net investment income..............      $   994
                                             -------
Realized & unrealized gain (loss) on
  investments:
  Net realized gain (loss) from
    investments........................      $     0
  Net increase in unrealized
    appreciation (depreciation) on
    investments........................        9,625
                                             -------
  Net gain (loss) on investments.......        9,625
                                             -------
  Net increase (decrease) in net assets
    from operations....................      $10,619
                                             =======

---------------

(g) The inception date for this portfolio was July 1, 1999.

(h) The inception date for this portfolio was August 2, 1999.

(i) The inception date for this portfolio was September 1 , 1999.

(j) The inception date for this portfolio was October 1, 1999.

(k) The inception date for this portfolio was November 1, 1999.

(l) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                         PORTFOLIOS
                                                            ---------------------------------------------------------------------
                                                            SEPTEMBER (5)(m)   OCTOBER (5)(n)   NOVEMBER (5)(o)   DECEMBER (5)(p)
                                                            ----------------   --------------   ---------------   ---------------
Investment income:
  Interest................................................      $     99          $    178          $   173            $ 148
  Dividends...............................................         1,723             2,374            1,224              362
                                                                --------          --------          -------            -----
    Total investment income...............................         1,822             2,552            1,397              510
                                                                --------          --------          -------            -----
Expenses:
  Management fees (note 3)................................           290               388              185               71
  Custodian fees (note 3).................................         1,262               881              470              172
  Directors' fees (note 3)................................           115                73               40               34
  Professional fees.......................................           226               156               82               52
  Accounting fees.........................................           174               121               66               25
  Printing, proxy, and postage fees.......................           238               164               86               56
  Other...................................................            54                39               20               10
                                                                --------          --------          -------            -----
    Total expenses........................................         2,359             1,822              949              420
                                                                --------          --------          -------            -----
    Less expenses voluntarily reduced or reimbursed.......        (1,876)           (1,174)            (640)            (301)
                                                                --------          --------          -------            -----
    Net expenses..........................................           483               648              309              119
                                                                --------          --------          -------            -----
    Net investment income.................................      $  1,339          $  1,904          $ 1,088            $ 391
                                                                --------          --------          -------            -----
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) from investments...............      $   (445)         $      0          $     0            $   0
  Net increase in unrealized appreciation (depreciation)
    on investments........................................       (40,522)          (45,514)          (2,230)             177
                                                                --------          --------          -------            -----
  Net gain (loss) on investments..........................       (40,967)          (45,514)          (2,230)             177
                                                                --------          --------          -------            -----
  Net increase (decrease) in net assets from operations...      $(39,628)         $(43,610)         $(1,142)           $ 568
                                                                ========          ========          =======            =====

---------------

(m) The inception date for this portfolio was September 1, 1999.

(n) The inception date for this portfolio was October 1, 1999.

(o) The inception date for this portfolio was November 1, 1999

(p) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS        FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                          PORTFOLIOS
                             ----------------------------------------------------------------------------------------------------
                             JANUARY (10)(b)   FEBRUARY (10)(c)   MARCH (10)(d)    APRIL (10)(e)     MAY (10)(f)     JUNE (10)(g)
                             ---------------   ----------------   -------------    -------------     -----------     ------------
From operations:
  Net investment income....    $    9,611         $   21,158       $   14,381       $   20,880       $    9,335       $   12,449
  Realized gain (loss) on
    investments............         3,212             28,842           36,163           17,873          (39,982)         (13,399)
  Unrealized appreciation
    (depreciation) on
    investments............        (2,432)            42,291          (51,438)        (163,120)        (129,757)        (157,845)
                               ----------         ----------       ----------       ----------       ----------       ----------
         Net increase
           (decrease) in
           net assets from
           operations......        10,391             92,291             (894)        (124,367)        (160,404)        (158,795)
                               ----------         ----------       ----------       ----------       ----------       ----------
  Dividends and
    distributions to
    shareholders:
    Dividends paid from net
      investment income....        (9,581)           (21,118)         (14,383)         (20,884)          (9,340)         (12,453)
    Capital gains
      distributions........        (3,212)           (28,842)         (36,163)         (17,873)               0                0
                               ----------         ----------       ----------       ----------       ----------       ----------
         Total dividends
           and
           distributions...       (12,793)           (49,960)         (50,546)         (38,757)          (9,340)         (12,453)
                               ----------         ----------       ----------       ----------       ----------       ----------
From capital share
  transactions (note 4):
  Received from shares
    sold...................       565,912          1,550,427        1,583,033        2,101,632        1,180,871        1,569,222
  Received from dividends
    reinvested.............        12,793             49,960           50,545           38,758            9,341           12,453
  Paid for shares
    redeemed...............      (116,370)          (480,986)        (565,200)        (720,603)        (303,186)        (252,499)
                               ----------         ----------       ----------       ----------       ----------       ----------
         Increase in net
           assets derived
           from capital
           share
           transactions....       462,335          1,119,401        1,068,378        1,419,787          887,026        1,329,176
                               ----------         ----------       ----------       ----------       ----------       ----------
         Increase in net
           assets..........       459,933          1,161,732        1,016,938        1,256,663          717,282        1,157,928
Net Assets:
  Beginning of period......             0                  0                0                0                0                0
                               ----------         ----------       ----------       ----------       ----------       ----------
  End of period (a)........    $  459,933         $1,161,732       $1,016,938       $1,256,663       $  717,282       $1,157,928
                               ==========         ==========       ==========       ==========       ==========       ==========
(a) Includes undistributed
  net investment income
  of.......................    $       30         $       40       $        0       $        0       $        0       $        0
                               ==========         ==========       ==========       ==========       ==========       ==========

---------------

(b) The inception date for this portfolio was January 4, 1999.

(c) The inception date for this portfolio was February 1, 1999.

(d) The inception date for this portfolio was March 1, 1999.

(e) The inception date for this portfolio was April 1, 1999.

(f)  The inception date for this portfolio was May 3, 1999.

(g) The inception date for this portfolio was June 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS        FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                 PORTFOLIOS
                                           --------------------------------------------------------------------------------------
                                           JULY (10)(h)   AUGUST (10)(i)   SEPTEMBER (10)(j)   OCTOBER (10)(k)   NOVEMBER (10)(l)
                                           ------------   --------------   -----------------   ---------------   ----------------
From operations:
  Net investment income..................   $   11,262      $    8,921        $    9,190         $    9,204         $    4,804
  Realized gain (loss) on investments....      (20,953)        (16,082)          (20,491)            (7,828)                 0
  Unrealized appreciation (depreciation)
    on investments.......................     (127,386)       (124,555)         (132,698)           (79,889)            (4,711)
                                            ----------      ----------        ----------         ----------         ----------
         Net increase (decrease) in net
           assets from operations........     (137,077)       (131,716)         (143,999)           (78,513)                93
                                            ----------      ----------        ----------         ----------         ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income.............................      (11,270)         (8,928)           (9,150)            (9,200)            (4,200)
    Capital gains distributions..........            0               0                 0                  0                  0
                                            ----------      ----------        ----------         ----------         ----------
         Total dividends and
           distributions.................      (11,270)         (8,928)           (9,150)            (9,200)            (4,200)
                                            ----------      ----------        ----------         ----------         ----------
From capital share transactions (note 4):
  Received from shares sold..............    1,454,117       1,253,944         1,866,547          1,743,037          1,560,226
  Received from dividends reinvested.....       11,270           8,928             9,150              9,200              4,200
  Paid for shares redeemed...............     (327,065)       (317,006)         (254,906)          (268,370)          (225,557)
                                            ----------      ----------        ----------         ----------         ----------
         Increase in net assets derived
           from capital share
           transactions..................    1,138,322         945,866         1,620,791          1,483,867          1,338,869
                                            ----------      ----------        ----------         ----------         ----------
         Increase in net assets..........      989,975         805,222         1,467,642          1,396,154          1,334,762
Net Assets:
  Beginning of period....................            0               0                 0                  0                  0
                                            ----------      ----------        ----------         ----------         ----------
  End of period (a)......................   $  989,975      $  805,222        $1,467,642         $1,396,154         $1,334,762
                                            ==========      ==========        ==========         ==========         ==========
(a) Includes undistributed net investment
  income of..............................   $        0      $        0        $       40         $        4         $      604
                                            ==========      ==========        ==========         ==========         ==========

                                              PORTFOLIOS
                                           ----------------
                                           DECEMBER (10)(m)
                                           ----------------
From operations:
  Net investment income..................     $      994
  Realized gain (loss) on investments....              0
  Unrealized appreciation (depreciation)
    on investments.......................          9,625
                                              ----------
         Net increase (decrease) in net
           assets from operations........         10,619
                                              ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income.............................           (980)
    Capital gains distributions..........              0
                                              ----------
         Total dividends and
           distributions.................           (980)
                                              ----------
From capital share transactions (note 4):
  Received from shares sold..............      1,501,592
  Received from dividends reinvested.....            980
  Paid for shares redeemed...............        (38,230)
                                              ----------
         Increase in net assets derived
           from capital share
           transactions..................      1,464,342
                                              ----------
         Increase in net assets..........      1,473,981
Net Assets:
  Beginning of period....................              0
                                              ----------
  End of period (a)......................     $1,473,981
                                              ==========
(a) Includes undistributed net investment
  income of..............................     $       14
                                              ==========

---------------

(h)  The inception date for this portfolio was July 1, 1999.

(i)  The inception date for this portfolio was August 2, 1999.

(j)  The inception date for this portfolio was September 1 , 1999 .

(k)  The inception date for this portfolio was October 1, 1999.

(l)  The inception date for this portfolio was November 1, 1999.

(m) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS        FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                        PORTFOLIOS
                                           ---------------------------------------------------------------------
                                           SEPTEMBER (5)(n)   OCTOBER (5)(o)   NOVEMBER (5)(p)   DECEMBER (5)(q)
                                           ----------------   --------------   ---------------   ---------------
From operations:
  Net investment income..................     $    1,339        $    1,904       $    1,088        $      391
  Realized gain (loss) on investments....           (445)                0                0                 0
  Unrealized appreciation (depreciation)
    on investments.......................        (40,522)          (45,514)          (2,230)              177
                                              ----------        ----------       ----------        ----------
         Net increase (decrease) in net
           assets from operations........        (39,628)          (43,610)          (1,142)              568
                                              ----------        ----------       ----------        ----------
  Dividends and distributions to
    shareholders:
    Dividends paid from net investment
      income.............................         (1,300)           (1,900)            (900)             (400)
                                              ----------        ----------       ----------        ----------
         Total dividends and
           distributions.................         (1,300)           (1,900)            (900)             (400)
                                              ----------        ----------       ----------        ----------
From capital share transactions (note 4):
  Received from shares sold..............        197,139           315,470          216,296           206,807
  Received from dividends reinvested.....          1,300             1,900              900               400
  Paid for shares redeemed...............           (722)             (543)          (2,850)              (24)
                                              ----------        ----------       ----------        ----------
         Increase in net assets derived
           from capital share
           transactions..................        197,717           316,827          214,346           207,183
                                              ----------        ----------       ----------        ----------
         Increase in net assets..........        156,789           271,317          212,304           207,351
Net Assets:
  Beginning of period....................              0                 0                0                 0
                                              ----------        ----------       ----------        ----------
  End of period (a)......................     $  156,789        $  271,317       $  212,304        $  207,351
                                              ==========        ==========       ==========        ==========
(a) Includes undistributed net investment
  income of..............................     $       39        $        4       $      188        $        0
                                              ==========        ==========       ==========        ==========

---------------

(n) The inception date for this portfolio was September 1 , 1999.

(o) The inception date for this portfolio was October 1, 1999.

(p) The inception date for this portfolio was November 1, 1999.

(q) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS                       FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                            PORTFOLIOS
                                 ------------------------------------------------------------------------------------------------
                                 JANUARY (10)(d)   FEBRUARY (10)(e)   MARCH (10)(f)   APRIL (10)(g)   MAY (10)(h)    JUNE (10)(i)
                                 ---------------   ----------------   -------------   -------------   ------------   ------------
Per membership interest data:
Net asset value, beginning of
  period.......................      $10.00             $10.00           $10.00          $10.00          $10.00         $10.00
Income (loss) from investment
  operations:
  Net investment income........        0.19               0.17             0.12            0.13            0.09           0.09
  Net realized & unrealized
    gain (loss) on
    investments................        0.09               0.47             0.04            0.14           (1.69)         (1.04)
                                     ------             ------           ------          ------          ------         ------
         Total income (loss)
           from investment
           operations..........        0.28               0.64             0.16            0.27           (1.60)         (0.95)
                                     ------             ------           ------          ------          ------         ------
Less distributions:
  Dividends from net investment
    income.....................       (0.19)             (0.16)           (0.12)          (0.13)          (0.09)         (0.09)
  Distributions from net
    realized capital gains.....       (0.06)             (0.23)           (0.30)          (0.11)           0.00           0.00
                                     ------             ------           ------          ------          ------         ------
         Total distributions...       (0.25)             (0.39)           (0.42)          (0.24)          (0.09)         (0.09)
                                     ------             ------           ------          ------          ------         ------
Net asset value, end of
  period.......................      $10.03             $10.25           $ 9.74          $10.03          $ 8.31         $ 8.96
                                     ======             ======           ======          ======          ======         ======

                                    12 MONTHS         11 MONTHS         10 MONTHS       9 MONTHS        8 MONTHS       7 MONTHS
                                 ---------------   ----------------   -------------   -------------   ------------   ------------
Total return (b)...............        2.88%              6.37%            1.96%           2.50%         (16.14%)        (9.57%)
Ratios net of fees reimbursed
  by advisor (c):
  Ratio of expenses to average
    net assets (a).............        0.99%              1.07%            1.38%           1.17%           1.50%          1.18%
  Ratio of net investment
    income to average net
    assets(a)..................        1.79%              1.63%            1.31%           1.55%           1.54%          1.57%
Ratio assuming no fees
  reimbursed by advisor:
  Ratio of expenses to average
    net assets (a).............        1.99%              1.24%            1.38%           1.18%           1.52%          1.19%
Portfolio turnover rate........          20%                25%              39%             25%             29%            14%
Net assets at end of period
  (millions)...................      $  0.5             $  1.2           $  1.0          $  1.3          $  0.7         $  1.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses for all portfolios except for the March portfolio.

(d) The inception date for this portfolio was January 4, 1999.

(e) The inception date for this portfolio was February 1, 1999.

(f) The inception date for this portfolio was March 1, 1999.

(g) The inception date for this portfolio was April 1, 1999.

(h) The inception date for this portfolio was May 3, 1999.

(i) The inception date for this portfolio was June 1, 1999

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS                       FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                               PORTFOLIOS
                                         --------------------------------------------------------------------------------------
                                         JULY (10)(j)   AUGUST (10)(k)   SEPTEMBER (10)(l)   OCTOBER (10)(m)   NOVEMBER (10)(n)
                                         ------------   --------------   -----------------   ---------------   ----------------
Per membership interest data:
Net asset value, beginning of period...     $10.00          $10.00            $10.00             $10.00             $10.00
Income (loss) from investment
  operations:
  Net investment income................       0.09            0.09              0.05               0.06               0.03
  Net realized & unrealized gain (loss)
    on investments.....................      (1.18)          (1.12)            (1.22)             (0.80)              0.08
                                            ------          ------            ------             ------             ------
         Total Income (loss) from
           Investment operations.......      (1.09)          (1.03)            (1.17)             (0.74)              0.11
                                            ------          ------            ------             ------             ------
Less distributions:
  Dividends from net investment
    income.............................      (0.09)          (0.09)            (0.05)             (0.06)             (0.03)
  Distributions from net realized
    capital gains......................       0.00            0.00              0.00               0.00               0.00
                                            ------          ------            ------             ------             ------
         Total distributions...........      (0.09)          (0.09)            (0.05)             (0.06)             (0.03)
                                            ------          ------            ------             ------             ------
Net asset value, end of period.........     $ 8.82          $ 8.88            $ 8.78             $ 9.20             $10.08
                                            ======          ======            ======             ======             ======

                                            PORTFOLIOS
                                         ----------------
                                         DECEMBER (10)(o)
                                         ----------------
Per membership interest data:
Net asset value, beginning of period...       $10.00
Income (loss) from investment
  operations:
  Net investment income................         0.01
  Net realized & unrealized gain (loss)
    on investments.....................         0.01
                                              ------
         Total Income (loss) from
           Investment operations.......         0.02
                                              ------
Less distributions:
  Dividends from net investment
    income.............................       (0.01)
  Distributions from net realized
    capital gains......................         0.00
                                              ------
         Total distributions...........       (0.01)
                                              ------
Net asset value, end of period.........       $10.01
                                              ======

                                           6 MONTH         5 MONTH            4 MONTH            3 MONTH           2 MONTH
                                           -------         -------            -------            -------           -------
Total return (b).......................     (10.90%)        (10.37%)          (11.65%)            (7.33%)             1.13%
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a).........................       1.14%           0.94%             0.88%              0.85%              0.73%
  Ratio of net investment income to
    average net assets(a)..............       1.88%           2.21%             1.80%              2.50%              2.05%
Ratio assuming no fees reimbursed by
  advisor:
  Ratio of expenses to average net
    assets (a).........................       1.16%           1.32%             1.02%              0.97%              0.99%
Portfolio turnover rate................         20%             21%               12%                14%                 0%
Net assets at end of period
  (millions)...........................     $  1.0          $  0.8            $  1.5             $  1.4             $  1.3

                                             1 MONTH
                                             -------
Total return (b).......................         0.17%
Ratios net of fees reimbursed by
  advisor (c):
  Ratio of expenses to average net
    assets (a).........................         0.50%
  Ratio of net investment income to
    average net assets(a)..............         0.81%
Ratio assuming no fees reimbursed by
  advisor:
  Ratio of expenses to average net
    assets (a).........................         0.90%
Portfolio turnover rate................            0%
Net assets at end of period
  (millions)...........................       $  1.5

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(j) The inception date for this portfolio was July 1, 1999.

(k) The inception date for this portfolio was August 2, 1999.

(l) The inception date for this portfolio was September 1 , 1999.

(m) The inception date for this portfolio was October 1, 1999.

(n) The inception date for this portfolio was November 1, 1999.

(o) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS                       FOR THE YEAR ENDED DECEMBER 31, 1999

                                                            SEPTEMBER (5)(p)   OCTOBER (5)(q)   NOVEMBER (5)(r)   DECEMBER (5)(s)
                                                            ----------------   --------------   ---------------   ---------------
Per membership interest data:
Net asset value, beginning of period......................       $10.00            $10.00           $10.00            $10.00
Income (loss) from investment operations:
  Net investment income...................................         0.07              0.06             0.05              0.02
  Net realized & unrealized loss on investments...........        (2.54)            (1.53)           (0.07)             0.00
                                                                 ------            ------           ------            ------
         Total income (loss) from investment operations...        (2.47)            (1.47)           (0.02)             0.02
                                                                 ------            ------           ------            ------
Less distributions:
  Dividends from net investment income....................        (0.07)            (0.06)           (0.04)            (0.02)
                                                                 ------            ------           ------            ------
         Total distributions..............................        (0.07)            (0.06)           (0.04)            (0.02)
                                                                 ------            ------           ------            ------
Net asset value, end of period............................       $ 7.46            $ 8.47           $ 9.94            $10.00
                                                                 ======            ======           ======            ======

                                                                4 MONTH           3 MONTH           2 MONTH           1 MONTH
                                                                -------           -------           -------           -------
Total return (b)..........................................       (24.78%)          (14.70%)          (0.20%)            0.17%
Ratios net of fees reimbursed by advisor (c):
  Ratio of expenses to average net assets (a).............         0.98%             0.92%            0.90%             0.69%
  Ratio of net investment income to average net assets
    (a)...................................................         2.72%             2.72%            3.16%             2.27%
Ratio assuming no fees reimbursed by advisor:
  Ratio of expenses to average net assets (a).............         4.79%             2.60%            2.75%             2.43%
Portfolio turnover rate...................................            1%                0%               0%                0%
Net assets at end of period (millions)....................       $  0.2            $  0.3           $  0.2            $  0.2

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) The advisor has reimbursed certain operating expenses for all portfolios except for the March portfolio.

(p) The inception date for this portfolio was September 1 , 1999.

(q) The inception date for this portfolio was October 1, 1999.

(r) The inception date for this portfolio was November 1, 1999.

(s) The inception date for this portfolio was December 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 1999
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow(SM) Target Variable Fund LLC is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a non-diversified, open-end management investment company. It's "Dow 10" portfolios are twelve non-diversified portfolios of the common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yield as of the close of business on or about the last business day prior to the beginning of each portfolio's annual term. Its "Dow 5" portfolios are twelve non-diversified portfolios of commons stocks of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second last business day prior to the beginning of each of those portfolios' annual term. The Fund's objective is to provide above average total return through both capital appreciation and dividend income.

   The Fund is a limited liability company created under Ohio law. Its interest are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Fund interests are not offered directly to the public. Fund interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

   The following is a summary of significant accounting policies:

   Dividends representing new investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

   Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. This determination is made as of 4:00 p.m. Eastern time on each business day on which an order for purchase or redemption is received and there is enough trading in portfolio securities to materially affect the current net asset value of Fund interests. That is normally each weekday (Monday through Friday) except for New Years Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding.

   Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Fund deems creditworthy under guidelines approved by the Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

   The fund is a single member limited liability company taxed as a division of the separate accounts of ONLI. Income and losses of the fund are included in the taxable income or loss of the separate accounts of ONLI. Accordingly, no provision for Federal income taxes has been made by the fund.

   Expenses directly attributable to a portfolio are charged to that portfolio. Expenses not directly attributed to a portfolio are allocated on the basis of relative net assets.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 1999
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The gross unrealized appreciation and depreciation on investments in each portfolio as of December 31, 1999 were as follows:

                                         JAN.(10)      FEB.(10)     MARCH(10)     APRIL(10)      MAY(10)       JUNE(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Gross unrealized:
  Appreciation........................  .$  44,643    $  133,277    $   48,873    $   41,224    $   13,542    $   28,931
  Depreciation........................     (47,076)      (90,986)     (100,312)     (204,344)     (143,298)     (186,775)
Net Unrealized:
  Appreciation (Depreciation).........      (2,432)       42,291       (51,438)     (163,120)     (129,756)     (157,845)

                                         JULY(10)      AUG.(10)     SEPT.(10)      OCT.(10)      NOV.(10)      DEC.(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Gross unrealized:
  Appreciation........................  $   24,589    $   14,099    $   43,025    $   39,978    $   30,214    $   30,145
  Depreciation........................    (151,975)     (138,655)     (175,723)     (119,867)      (34,925)      (20,521)
Net Unrealized:
  Appreciation (Depreciation).........    (127,386)     (124,555)     (132,698)      (79,889)       (4,711)        9,625

                                         SEPT.(5)      OCT.(5)       NOV.(5)       DEC.(5)
                                        ----------    ----------    ----------    ----------
Gross unrealized:
  Appreciation........................  $    4,319    $    2,741    $    5,165    $    4,208
  Depreciation........................     (44,841)      (48,256)       (7,395)       (4,031)
Net Unrealized:
  Appreciation (Depreciation).........     (40,522)      (45,514)       (2,230)          177

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 1999 were as follows:

                                         JAN.(10)      FEB.(10)     MARCH(10)     APRIL(10)      MAY(10)       JUNE(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Stocks
  Purchases...........................  $  554,871    $1,421,147    $1,521,310    $2,006,645    $1,153,737    $1,536,868
  Sales...............................     105,538       343,175       508,905       432,838       258,540       183,528

                                         JULY(10)      AUG.(10)     SEPT.(10)      OCT.(10)      NOV.(10)      DEC.(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Stocks
  Purchases...........................  $1,393,086    $1,137,494    $1,810,469    $1,646,362    $1,314,123    $1,419,279
  Sales...............................     241,384       183,635       185,706       200,020             0             0

                                         SEPT.(5)      OCT.(5)       NOV.(5)       DEC.(5)
                                        ----------    ----------    ----------    ----------
Stocks
  Purchases...........................  $  193,126    $  314,798    $  199,742    $  195,555
  Sales...............................       1,992             0             0             0

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund's day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLI and its address is the same as those of the Fund and ONI. The Adviser and its predecessors have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 1999
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   For managing the Fund's assets, the Adviser receives a monthly management fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.60% of total net assets.

   In addition to the fee paid to the Adviser, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.

   The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Fund. First Trust manages the Fund's assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Fund's average daily assets.

   The Fund's transfer agent and accounting agent is American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York. The Fund's custodian is Firstar Bank, 425 Walnut Street, Cincinnati, Ohio.

(4) FUND INTERESTS

   Fund interests transactions for the year ended December 31, 1999 are as follows:

                                         JAN.(10)      FEB.(10)     MARCH(10)     APRIL(10)      MAY(10)       JUNE(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Capital shares issued on sales........      55,645       153,255       151,374       191,129       120,137       155,026
  Capital shares issued on Reinvested
     dividends........................       1,271         4,788         5,111         3,779         1,066         1,356
  Capital shares redeemed.............      11,069        44,739        52,108        69,571        34,885        27,113

                                         JULY(10)      AUG.(10)     SEPT.(10)      OCT.(10)      NOV.(10)      DEC.(10)
                                        ----------    ----------    ----------    ----------    ----------    ----------
Capital shares issued on sales........     146,290       123,810       194,228       178,588       154,314       151,006
  Capital shares issued on Reinvested
     dividends........................       1,252           987         1,062         1,019           422            99
  Capital shares redeemed.............      35,311        34,076        28,109        27,923        22,318         3,848

                                         SEPT.(5)      OCT.(5)       NOV.(5)       DEC.(5)
                                        ----------    ----------    ----------    ----------
Capital shares issued on sales........      20,926        31,866        21,561        20,703
  Capital shares issued on Reinvested
     dividends........................         179           232            92            40
  Capital shares redeemed.............          83            61           287             2

THE DOW(SM) TARGET VARIABLE FUND LLC

 INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
Dow(SM) Target Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities of Dow(SM) Target Variable Fund LLC. -- Dow 10 January, Dow 10 February, Dow 10 March, Dow 10 April, Dow 10 May, Dow 10 June, Dow 10 July, Dow 10 August, Dow 10 September, Dow 10 October, Dow 10 November, Dow 10 December, Dow 5 September, Dow 5 October, Dow 5 November, Dow 5 December (collectively, the Funds), including the schedules of investments, as of December 31, 1999 and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1999, by confirmation with the custodians and brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP
Cincinnati, Ohio
February 11, 2000

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                                       35

                       THIS PAGE INTENTIONALLY LEFT BLANK

THE DOW(SM) TARGET VARIABLE FUND LLC
P.O. Box 371
Cincinnati, Ohio 45201


Form 8599